ASTON/NEW CENTURY ABSOLUTE RETURN ETF FUND

Aston Funds

ASTON/New Century Absolute Return ETF Fund (the "Fund")

Supplement dated June 24, 2011 to the Prospectus dated March 1, 2011 for the Aston Funds (the "Prospectus")

and the Summary Prospectus dated March 1, 2011 for the Fund (the "Summary Prospectus") (together with the

Prospectus, the "Prospectuses")

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

The Board of Trustees of Aston Funds has determined that the termination and liquidation of the Fund is in the best interests of the Fund. Effective immediately, the Fund is closed to new or additional investments, provided that the Fund may in its discretion permit investments by 401(k) plans and other similar accounts that require additional time to change investment options. The estimated liquidation date of the Fund is on or about July 22, 2011.

For more information, please call Aston Funds: 800-992-8151 or visit our Web site at www.astonfunds.com.